Fair Value of Financial Instruments and Investments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Schedule of Major Category of Company's Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liabilities measured at fair value on a recurring basis:

Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
June 30, 2013
Short-term investments	$14,000	$—	$14,000	$—

March 31, 2014
Short-term investments	$16,500	$—	$16,500	$—

Liabilities:
June 30, 2013
Series B purchase rights	$2,096	$—	$—	$2,096
Warrant liabilities	110	—	—	110

Total	$2,206	$—	$—	$2,206

March 31, 2014
Series B purchase rights	$—	$—	$—	$—
Warrant liabilities	551	—	—	551

Total	$551	$—	$—	$551

The following fair value hierarchy table presents information about each major category of our financial assets and liabilities measured at fair value on a recurring basis:

Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
June 30, 2013
Short-term investments	$14,000	$—	$14,000	$—

Liabilities:
June 30, 2012
Warrant liabilities	$80	$—	$—	$80

June 30, 2013
Series B purchase rights	$2,096	$—	$—	$2,096
Warrant liabilities	110	—	—	110

Total	$2,206	$—	$—	$2,206

Summary of Terms and Accounting Treatment for Warrants Outstanding

The terms and accounting treatment for the warrants outstanding are summarized below:

	June 30,
	2012			2013
Warrants to purchase:	Shares	Exercise Price	Expiration	Shares	Exercise Price	Expiration
Series A-1 Convertible Preferred Stock	384	$0.9658	October 3, 2013 - July 5, 2017	384	$0.9658	October 3, 2013 - July 5, 2017

Series A-1A Convertible Preferred Stock	94	$0.9658	October 3, 2013 - July 5, 2017	94	$0.9658	October 3, 2013 - July 5, 2017

Series B-1 Convertible Preferred Stock	1,145	$0.1297	May 2, 2017	1,422	$0.1297	May 2, 2017 - August 31, 2019

	1,623			1,900

Summary of Changes in Fair Value of Company's Level 3 Valuation for Warrant Liabilities and Series B Purchase Rights

The table presented below is a summary of changes in the fair value of the Company’s Level 3 valuation for warrant liabilities and Series B purchase rights for the fiscal year ended June 30, 2013 and the nine months ended March 31, 2014:

	Warrant liabilities	Series B purchase rights
Beginning balance as of July 1, 2012	$80	$—
Fair value of warrants issued	22	—
Fair value of Series B purchase rights issued	—	1,723
Change in fair value during the period	8	1,207
Series B purchase rights converted to Series B-2 convertible preferred stock	—	(834)

Ending balance as of June 30, 2013	110	2,096
Change in fair value during the period	441	2,838
Series B purchase rights converted to Series B-3 convertible preferred stock	—	(4,934)

Ending balance as of March 31, 2014	$551	$—

The table presented below is a summary of changes in the fair value of the Company’s Level 3 valuation for warrant liabilities and Series B purchase rights for the fiscal years ended June 30, 2012 and 2013:

	Warrant liabilities	Series B purchase rights
Beginning balance as of July 1, 2011	$205	$—
Fair value of warrants issued	79	—
Change in fair value of during period	(204)	—

Ending balance as of June 30, 2012	80	—
Fair value of warrants issued	22	—
Fair value of Series B purchase rights issued	—	1,723
Change in fair value of during period	8	1,207
Series B purchase rights converted to Series B-2 convertible preferred stock	—	(834)

Ending balance as of June 30, 2013	$110	$2,096

Warrant liabilities [Member]
Schedule of Significant Assumptions Used for Valuation

The significant assumptions used in preparing the option pricing model for valuing the Company’s warrants include:

Assumption	Nine Months Ended March 31, 2014
Exercise price	$0.1297 to $0.9658
Fair value of preferred shares	$0.23 to $0.90
Expected life (in years)	0.12 to 5.67
Risk-free interest rate	0.01% to 1.75%
Expected volatility	70.00% to 85.00%

The significant assumptions used in preparing the option pricing model for valuing the Company’s warrants include:

	Fiscal Year Ended June 30,
Assumption	2012	2013
Exercise price	$0.1297 to $0.9658	$0.1297 to $0.9658
Fair value of preferred shares	$0.1297	$0.1485
Expected life (in years)	1.26 to 7.17	0.26 to 7.00
Risk-free interest rate	0.27% to 1.39%	0.07% to 1.69%
Expected volatility	65.02%	63.23%

Series B purchase rights [Member]
Schedule of Significant Assumptions Used for Valuation

The significant assumptions used as inputs in the Black-Scholes valuation were as follows:

Assumption	Nine Months Ended March 31, 2014
Exercise price	$ 0.1485 to $0.1823
Years to maturity	0.00 to 1.00
Risk-free interest rate	0.06% to 0.10%
Volatility	55.00% to 85.00%

The significant assumptions used as inputs in the Black-Scholes valuation were as follows:

Assumption	Fiscal Year Ended June 30, 2013
Exercise price	$0.1297 to $0.1823
Years to maturity	0.37 to 1.87
Risk-free interest rate	0.04% to 0.25%
Volatility	40.0% to 60.0%